LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Long-term Investments
SCHEDULE OF LONG-TERM INVESTMENTS

	For the year ended December 31,
	2021	2022
	RMB	RMB
Equity method investments
Sichuan Xingneng Ronglian Technology Co., Ltd.	2,842	-
Shanghai Keshen Information Technology Co., Ltd.	16,115	14,146
Total equity method investments	18,957	14,146

Other equity investments
Beijing Chenfeng Network Technology Co., Ltd.	51,207	-
Shanghai Yuhuan Information System Co.Ltd.	18,784	18,784
Beijing Hujingtiaoyue Technology Co., Ltd.	13,000	11,000
Hangzhou Paileyun Technology Co., Ltd.	5,800	-
Xinyu Hongling Investment Management Center (limited Partnership)	20,000	14,600
Total other equity investments	108,791	44,384
Total long-term investments	127,748	58,530